Offerings - Offering: 1	Dec. 15, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $.000001, par value per share
Amount Registered | shares	1,250,000
Proposed Maximum Offering Price per Unit | $ / shares	14.25
Maximum Aggregate Offering Price	$ 17,812,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,459.91
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock of the registrant that become issuable under the 2025 Performance Equity Plan by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration which would increase the number of outstanding shares of common stock of the registrant.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act. The Proposed Maximum Offering Price Per Share is based on the average of the high and the low price of a share of common stock of the registrant as reported on the Nasdaq Capital Market on December 9, 2025.